Nature of Operations, Basis of Presentation and Significant Accounting Policies (Details Narrative) (10-Q) - USD ($)					1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 15, 2016	Jul. 31, 2016	Apr. 30, 2016	Feb. 29, 2016	Nov. 30, 2016	Jul. 31, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2014
Common stock, issued							97,099,877	89,771,379	58,392,827
Accounts payable							$ 618,756	$ 663,261	$ 10,980
Accrued expenses							717,547	1,393,521	64,688
Due to related party							200,333	83,166	59,525
Accrued Interest Payable							21,225	14,475
Sale of common stock to related party, shares			470,000	210,000
Issuance of common stock, value		$ 15,000	$ 75,000	$ 60,000			250,000		1,000,000
Accumulated deficit							3,033,860	1,951,082	1,113,939
Negative working							2,297,576
Cash balance							$ 216,441	$ 105,347	$ 261,848	$ 81,941
Warrant[Member]
Warrants to purchase shares							300,000	300,000
Stock price							$ 0.28	$ 0.15
Warrant[Member] | Minimum [Member]
Fair value of exercise price per share							$ 0.28	$ 0.28
Fair value of volatility rate							123.00%	121.00%
Fair value of contractual lives							2 years 6 months	2 years 6 months
Fair value of risk free rates							0.62%	0.62%
Warrant[Member] | Maximum [Member]
Sale of common stock to related party, shares							3,153,211	3,153,211
Fair value of exercise price per share							$ 0.75	$ 0.75
Fair value of volatility rate							184.00%	157.00%
Fair value of contractual lives							6 years	6 years
Fair value of risk free rates							1.93%	1.93%
Line Letter [Member] | Chairman Of Board [Member]
Line of credit current borrowing capacity	$ 540,000							$ 250,000
Line of credit maturity date	Apr. 30, 2017
Line Letter [Member] | Trieu [Member]
Line of credit	$ 250,000						$ 475,064
Line of credit, percentage	5.00%
Debt conversion description	Dr. Trieu has the right, exercisable by delivery of written notice thereof (the “Election Notice”), to either: (i) receive repayment for the entire unpaid principal amount advanced under the Line Letter and the accrued and unpaid interest thereon on the date of the delivery of the Election Notice (the “Outstanding Balance”) or (ii) convert the Outstanding Balance into such number of shares of our common stock as is equal to the quotient obtained by dividing (x) the Outstanding Balance by (y) $0.10 (such price, the “Conversion Price”); provided, that in no event shall the Conversion Price be lower than the lower of (x) $0.28 per share or (y) the lowest exercise price of any securities that have been issued by us in a capital raising transaction (and that would otherwise reduce the exercise price of any other outstanding warrants issued by us) during the period between November 15, 2016 and the date of the delivery of the Election Notice. No capital raising transactions have occurred through the date of this filing with securities at a price lower than $0.28 per share.
IthenaPharma Inc [Member]
Common stock, issued	58,392,828
Ownership percentage of issued and outstanding shares	65.00%							65.00%
Warrants to purchase shares	300,000
Maximum percentage of subsequent to the merger	50.00%
Purchase price of reserve merger consideration	$ 3,700,000
IthenaPharma Inc [Member] | Related Party [Member]
Estimated purchase allocation and goodwill valuation							55,246
Estimated purchase allocation and goodwill valuation merger date							$ 1,238,000
Investment	479
Accounts payable	71,560
Accrued expenses	11,470
Due to related party	5,375
Other liabilities	118,759
Convertible note	50,000
Accrued Interest Payable	567
Contributed capital	$ 257,252
Novosom Verwaltungs GmbH [Member] | Asset Purchase Agreement [Member]
Sale of common stock to related party, shares	1,500,000
Issuance of common stock, value						$ 15,000
Novosom Verwaltungs GmbH [Member] | License Agreement [Member]
Sale of common stock to related party, shares					119,048
Issuance of common stock, value					$ 15,000